Provisions and contingencies - Schedule of provisions (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Other provisions at beginning of period	$ 598
Provisions used during the year	(163)
Other provisions at end of period	435
Non-current	125	$ 274
Current	310	324
Total	435	598
Onerous contract
Disclosure of other provisions [line items]
Other provisions at beginning of period	598
Provisions used during the year	(163)
Other provisions at end of period	435
Non-current	125
Current	310
Total	$ 435	$ 598